CVT
Nasdaq 100 Index Portfolio (formerly, Calvert VP Nasdaq 100 Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 96.8%

Security	Shares	Value
Automobiles — 2.3%
Tesla, Inc.(1)	54,094	$ 9,509,184
		$ 9,509,184
Beverages — 2.6%
Coca-Cola Europacific Partners PLC	13,249	$ 926,768
Keurig Dr Pepper, Inc.	40,217	1,233,455
Monster Beverage Corp.(1)	30,177	1,788,893
PepsiCo, Inc.	39,835	6,971,523
		$ 10,920,639
Biotechnology — 3.7%
Amgen, Inc.	15,522	$4,413,215
Biogen, Inc.(1)	4,203	906,293
Gilead Sciences, Inc.	36,140	2,647,255
Moderna, Inc.(1)	11,059	1,178,447
Regeneron Pharmaceuticals, Inc.(1)	3,129	3,011,631
Vertex Pharmaceuticals, Inc.(1)	7,487	3,129,641
		$15,286,482
Broadline Retail — 6.2%
Amazon.com, Inc.(1)	116,560	$21,025,093
MercadoLibre, Inc.(1)	1,466	2,216,533
PDD Holdings, Inc. ADR(1)	19,373	2,252,111
		$25,493,737
Chemicals — 1.6%
Linde PLC	13,958	$6,480,979
		$6,480,979
Commercial Services & Supplies — 0.9%
Cintas Corp.	2,938	$2,018,494
Copart, Inc.(1)	27,851	1,613,130
		$3,631,624
Communications Equipment — 1.4%
Cisco Systems, Inc.	117,358	$5,857,338
		$5,857,338
Consumer Staples Distribution & Retail — 2.6%
Costco Wholesale Corp.	12,861	$9,422,355
Dollar Tree, Inc.(1)	6,319	841,375
Walgreens Boots Alliance, Inc.	25,057	543,486
		$10,807,216
Electric Utilities — 1.2%
American Electric Power Co., Inc.	15,253	$1,313,283
Constellation Energy Corp.	9,178	1,696,553
Exelon Corp.	28,872	1,084,721
Security	Shares	Value
Electric Utilities (continued)
Xcel Energy, Inc.	16,005	$ 860,269
		$ 4,954,826
Electronic Equipment, Instruments & Components — 0.2%
CDW Corp.	3,885	$ 993,705
		$ 993,705
Energy Equipment & Services — 0.2%
Baker Hughes Co.	29,009	$ 971,802
		$ 971,802
Entertainment — 2.4%
Electronic Arts, Inc.	7,749	$1,028,060
Netflix, Inc.(1)	12,543	7,617,740
Take-Two Interactive Software, Inc.(1)	4,938	733,244
Warner Bros. Discovery, Inc.(1)	70,728	617,455
		$9,996,499
Financial Services — 0.5%
PayPal Holdings, Inc.(1)	31,062	$2,080,843
		$2,080,843
Food Products — 1.0%
Kraft Heinz Co.	35,159	$1,297,367
Mondelez International, Inc., Class A	39,025	2,731,750
		$4,029,117
Ground Transportation — 0.8%
CSX Corp.	56,782	$2,104,909
Old Dominion Freight Line, Inc.	6,330	1,388,232
		$3,493,141
Health Care Equipment & Supplies — 2.0%
DexCom, Inc.(1)	11,206	$1,554,272
GE HealthCare Technologies, Inc.	13,204	1,200,376
IDEXX Laboratories, Inc.(1)	2,409	1,300,691
Intuitive Surgical, Inc.(1)	10,212	4,075,507
		$8,130,846
Hotels, Restaurants & Leisure — 3.0%
Airbnb, Inc., Class A(1)	12,697	$2,094,497
Booking Holdings, Inc.	990	3,591,601
DoorDash, Inc., Class A(1)	10,920	1,503,903
Marriott International, Inc., Class A	8,390	2,116,881
Starbucks Corp.	32,815	2,998,963
		$12,305,845
Industrial Conglomerates — 0.9%
Honeywell International, Inc.	18,902	$3,879,636
		$3,879,636

CVT
Nasdaq 100 Index Portfolio (formerly, Calvert VP Nasdaq 100 Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services — 9.4%
Alphabet, Inc., Class A(1)	66,127	$ 9,980,548
Alphabet, Inc., Class C(1)	63,636	9,689,217
Meta Platforms, Inc., Class A	39,275	19,071,155
		$ 38,740,920
IT Services — 0.4%
Cognizant Technology Solutions Corp., Class A	14,429	$ 1,057,501
MongoDB, Inc.(1)	2,092	750,275
		$ 1,807,776
Life Sciences Tools & Services — 0.1%
Illumina, Inc.(1)	4,606	$632,496
		$632,496
Machinery — 0.4%
PACCAR, Inc.	15,171	$1,879,535
		$1,879,535
Media — 1.9%
Charter Communications, Inc., Class A(1)	4,209	$1,223,262
Comcast Corp., Class A	114,843	4,978,444
Sirius XM Holdings, Inc.	111,345	432,018
Trade Desk, Inc., Class A(1)	12,943	1,131,477
		$7,765,201
Oil, Gas & Consumable Fuels — 0.2%
Diamondback Energy, Inc.	5,191	$1,028,700
		$1,028,700
Pharmaceuticals — 0.3%
AstraZeneca PLC ADR	16,889	$1,144,230
		$1,144,230
Professional Services — 1.3%
Automatic Data Processing, Inc.	11,906	$2,973,404
Paychex, Inc.	10,477	1,286,576
Verisk Analytics, Inc.	4,156	979,694
		$5,239,674
Real Estate Management & Development — 0.3%
CoStar Group, Inc.(1)	11,844	$1,144,130
		$1,144,130
Semiconductors & Semiconductor Equipment — 22.8%
Advanced Micro Devices, Inc.(1)	46,856	$8,457,039
Analog Devices, Inc.	14,394	2,846,989
Applied Materials, Inc.	24,082	4,966,431
ASML Holding NV-NY Shares(2)	2,503	2,429,086
Broadcom, Inc.	13,431	17,801,582
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
GlobalFoundries, Inc.(1)(3)	15,887	$ 827,872
Intel Corp.	122,540	5,412,592
KLA Corp.	3,919	2,737,696
Lam Research Corp.	3,800	3,691,966
Marvell Technology, Inc.	25,025	1,773,772
Microchip Technology, Inc.	15,693	1,407,819
Micron Technology, Inc.	32,013	3,774,013
NVIDIA Corp.	28,053	25,347,569
NXP Semiconductors NV	7,433	1,841,674
ON Semiconductor Corp.(1)	12,385	910,917
QUALCOMM, Inc.	32,345	5,476,008
Texas Instruments, Inc.	26,342	4,589,040
		$94,292,065
Software — 16.2%
Adobe, Inc.(1)	13,100	$6,610,260
ANSYS, Inc.(1)	2,520	874,843
Atlassian Corp., Class A(1)	4,561	889,897
Autodesk, Inc.(1)	6,200	1,614,604
Cadence Design Systems, Inc.(1)	7,891	2,456,310
CrowdStrike Holdings, Inc., Class A(1)	6,602	2,116,535
Datadog, Inc., Class A(1)	8,867	1,095,961
Fortinet, Inc.(1)	22,115	1,510,676
Intuit, Inc.	8,119	5,277,350
Microsoft Corp.	83,379	35,079,213
Palo Alto Networks, Inc.(1)	9,364	2,660,593
Roper Technologies, Inc.	3,098	1,737,482
Synopsys, Inc.(1)	4,421	2,526,602
Workday, Inc., Class A(1)	6,062	1,653,411
Zscaler, Inc.(1)	4,302	828,694
		$66,932,431
Specialty Retail — 0.8%
O'Reilly Automotive, Inc.(1)	1,711	$1,931,514
Ross Stores, Inc.	9,758	1,432,084
		$3,363,598
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	173,277	$29,713,540
		$29,713,540
Textiles, Apparel & Luxury Goods — 0.3%
lululemon Athletica, Inc.(1)	3,509	$1,370,791
		$1,370,791
Trading Companies & Distributors — 0.3%
Fastenal Co.	16,573	$1,278,441
		$1,278,441

CVT
Nasdaq 100 Index Portfolio (formerly, Calvert VP Nasdaq 100 Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services — 1.4%
T-Mobile U.S., Inc.	34,399	$ 5,614,605
		$ 5,614,605
Total Common Stocks (identified cost $144,245,371)		$400,771,592

Exchange-Traded Funds — 0.5%

Security	Shares	Value
Equity Funds — 0.5%
Invesco QQQ TM Trust, Series 1	5,000	$ 2,220,050
Total Exchange-Traded Funds (identified cost $1,278,845)		$ 2,220,050

Short-Term Investments — 2.9%
Affiliated Fund — 2.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(4)	10,380,094	$ 10,380,094
Total Affiliated Fund (identified cost $10,380,094)		$ 10,380,094

Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(5)	466,824	$ 466,824
Total Securities Lending Collateral (identified cost $466,824)		$ 466,824
U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 10/3/24(6)	$1,000	$ 974,221
Total U.S. Treasury Obligations (identified cost $973,946)		$ 974,221
Total Short-Term Investments (identified cost $11,820,864)		$ 11,821,139
Total Investments — 100.2% (identified cost $157,345,080)		$414,812,781
Other Assets, Less Liabilities — (0.2)%		$ (676,674)
Net Assets — 100.0%		$414,136,107

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2024, the aggregate value of these securities is $2,429,086 or 0.6% of the Fund's net assets.
(3)	All or a portion of this security was on loan at March 31, 2024. The aggregate market value of securities on loan at March 31, 2024 was $794,104 and the total market value of the collateral received by the Fund was $829,916, comprised of cash of $466,824 and U.S. government and/or agencies securities of $363,092.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
(5)	Represents investment of cash collateral received in connection with securities lending.
(6)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

CVT
Nasdaq 100 Index Portfolio (formerly, Calvert VP Nasdaq 100 Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini NASDAQ-100® Index	31	Long	6/21/24	$11,454,500	$92,491
					$92,491

Abbreviations:
ADR	– American Depositary Receipt
At March 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended March 31, 2024, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
Affiliated Investments
At March 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $10,380,094, which represents 2.5% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$10,247,792	$10,294,525	$(10,162,223)	$ —	$ —	$10,380,094	$157,167	10,380,094

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$400,771,592(1)	$ —	$ —	$400,771,592
Exchange-Traded Funds	2,220,050	—	—	2,220,050
Short-Term Investments:
Affiliated Fund	10,380,094	—	—	10,380,094
Securities Lending Collateral	466,824	—	—	466,824
U.S. Treasury Obligations	—	974,221	—	974,221
Total Investments	$413,838,560	$974,221	$ —	$414,812,781

CVT
Nasdaq 100 Index Portfolio (formerly, Calvert VP Nasdaq 100 Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Futures Contracts	$92,491	$ —	$ —	$92,491
Total	$413,931,051	$974,221	$ —	$414,905,272

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Name Change
Effective May 1, 2024, the name of the Fund was changed from Calvert VP Nasdaq 100 Index Portfolio.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.